CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest on loans and financial leases
Total interest income on loans and financial leases		$ 29,236,002	$ 30,330,439	$ 32,825,553
Interest on debt instruments using the effective interest method		714,677	728,238	741,684
Total Interest on financial instruments using the effective interest method		29,950,679	31,058,677	33,567,237
Interest income on overnight and market funds		100,741	130,126	103,145
Interest and valuation on financial instruments		1,436,106	1,665,513	549,219
Total interest and valuation on financial instruments		31,487,526	32,854,316	34,219,601
Interest expenses		(12,061,226)	(13,687,660)	(15,430,183)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments		19,426,300	19,166,656	18,789,418
Credit impairment charges on loans, advances and financial leases, net		(4,437,432)	(4,964,893)	(7,210,390)
Recovery (impairment) for other financial instruments		7,514	(30,708)	19,305
Total credit impairment charges, net		(4,429,918)	(4,995,601)	(7,191,085)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments		14,996,382	14,171,055	11,598,333
Fees and commissions income		7,928,554	7,126,512	6,547,953
Fees and commissions expenses		(3,573,610)	(3,225,382)	(2,838,383)
Total fees and commissions, net		4,354,944	3,901,130	3,709,570
Other operating income		3,572,074	2,976,110	3,942,712
Dividends and net income on equity investments		693,011	93,099	196,686
Total operating income, net		23,616,411	21,141,394	19,447,301
Operating expenses
Salaries and employee benefits		(5,760,122)	(5,224,723)	(4,899,283)
Other administrative and general expenses		(5,599,360)	(5,035,023)	(4,614,987)
Taxes other than income tax		(1,481,323)	(1,402,064)	(1,393,216)
Depreciation, amortization, and impairment		(1,016,301)	(989,336)	(1,017,144)
Total operating expenses		(13,857,106)	(12,651,146)	(11,924,630)
Profit continued operations before tax		9,759,305	8,490,248	7,522,671
Income tax continued operations		(2,810,966)	(2,379,852)	(1,820,293)
Net income continued operations		6,948,339	6,110,396	5,702,378
(Loss) / gain from discontinued operation, net	[1]	(3,006,640)	255,185	512,593
Net income	[2]	3,941,699	6,365,581	6,214,971
Net income attributable to equity holders of the Parent Company		3,820,634	6,267,744	6,116,936
Non-controlling interest		$ 121,065	$ 97,837	$ 98,035
Basic earnings per share to common shareholders, stated in units of pesos		$ 4,045	$ 6,576	$ 6,420
Diluted earnings per share to common shareholders, stated in units of pesos		4,045	6,576	6,420
From continued operations, basic earnings per share to common shareholders, stated in units of pesos		7,182	6,311	5,887
From continued operations, diluted earnings per share to common shareholders, stated in units of pesos		7,182	6,311	5,887
From discontinued operation, basic earnings per share to common shareholders, stated in units of pesos		(3,137)	265	533
From discontinued operation, diluted earnings per share to common shareholders, stated in units of pesos		$ (3,137)	$ 265	$ 533
Commercial
Interest on loans and financial leases
Total interest income on loans and financial leases		$ 14,746,859	$ 15,606,023	$ 16,389,264
Consumer
Interest on loans and financial leases
Total interest income on loans and financial leases		7,535,551	7,907,240	9,234,891
Mortgage
Interest on loans and financial leases
Total interest income on loans and financial leases		3,547,386	3,171,740	3,211,406
Financial leases
Interest on loans and financial leases
Total interest income on loans and financial leases		3,199,293	3,524,414	3,841,841
Small business loans
Interest on loans and financial leases
Total interest income on loans and financial leases		$ 206,913	$ 121,022	$ 148,151

[1]	The accumulated value as of December 31, 2025, and 2024, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant accounting policies - Assets held for sale and discontinued operations, Note 13. Income Tax and Note 31. Discontinued Operation.
[2]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.